Public Funding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Government Assistance [Line Items]
Government Assistance, Asset, Statement of Financial Position [Extensible Enumeration]	Other current assets, Other non-current assets
Government assistance, asset	$ 1,219	$ 766
Government assistance, asset, current	$ 678	391
Government Assistance, Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other current assets
Government assistance, asset, noncurrent	$ 541	375
Government Assistance, Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current assets
Government Assistance, Liability, Statement of Financial Position [Extensible Enumeration]	Other payables and accrued liabilities, Other long-term liabilities
Government assistance, liability	$ 237	214
Government assistance, liability, current	$ 113	42
Government Assistance, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other payables and accrued liabilities
Government assistance, liability, noncurrent	$ 124	172
Government Assistance, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities
Public funding	$ 219	266	$ 201
Government Assistance, Operating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income and expenses, net
Government Assistance, Operating Expense, Decrease (Increase), Statement of Income or Comprehensive Income [Extensible Enumeration]	Purchases and other contributions
Reduction in cost of sales	$ 136	83	30
Compensation of depreciation expense due to public funding	119	76	31
Research tax credit receivable	339	231
Wafer Fab Crolles France
Government Assistance [Line Items]
Government assistance, asset, current	494	218
Silicon Carbide Substrates Plant Catania Italy
Government Assistance [Line Items]
Provision aid adjustment mechanism public funding	0	0
Device Manufacturing China
Government Assistance [Line Items]
Liabilities related to public funding, noncurrent	333	385
Research and development expenses
Government Assistance [Line Items]
Research tax credit received	$ 122	$ 140	$ 126